Annual Fund Operating Expenses - Class NAV	Mar. 24, 2022
(Health Sciences Fund)
Prospectus [Line Items]
Management fee	0.90%	[1]
Other expenses	0.06%
Total annual fund operating expenses	0.96%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	0.95%
(Mid Value Fund)
Prospectus [Line Items]
Management fee	0.88%	[3]
Other expenses	0.04%
Total annual fund operating expenses	0.92%
Contractual expense reimbursement	(0.01%)	[4]
Total annual fund operating expenses after expense reimbursements	0.91%

[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective February 1, 2022.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	“Management fee” has been restated to reflect the contractual management fee schedule effective February 1, 2022.
[4]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.